Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment of December 31, 2022 and 2021 were as follows:

(in thousands)	Estimated useful life (in years)	2022	2021
Land	—	$25,480	$26,732
Buildings and improvements	5-40	362,794	371,834
Machinery and equipment	3-10	294,156	343,968
Computer software	3-20	262,007	281,226
Furniture and office equipment	3-10	90,293	106,016
Construction in progress	—	130,407	140,823
		1,165,137	1,270,599
Less: Accumulated depreciation and amortization		(502,967)	(632,416)
Property, plant and equipment, net		$662,170	$638,183